Significant Accounting Policies (Changes In Accumulated Other Comprehensive Income By Components) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ (72,181)	$ (71,610)
Other comprehensive income (loss) before reclassifications	28,286	7,732
Amount reclassified from accumulated other comprehensive income (loss)	(43,757)	(8,303)
Net current-period other comprehensive income (loss)	(14,723)	(1,797)	$ 24,548
Ending balance	(87,652)	(72,181)	(71,610)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent		(571)
Components of accumulated other comprehensive income loss, tax	(15,471)
Unrealized gains (losses) on derivative instruments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	15,261	8,520
Other comprehensive income (loss) before reclassifications	25,306	18,619
Amount reclassified from accumulated other comprehensive income (loss)	(47,530)	(11,878)
Net current-period other comprehensive income (loss)	(22,224)	6,741
Ending balance	(6,963)	15,261	8,520
Unrealized gains (losses) on available-for-sale marketable securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	17	28
Other comprehensive income (loss) before reclassifications	0	0
Amount reclassified from accumulated other comprehensive income (loss)	(6)	(11)
Net current-period other comprehensive income (loss)	(6)	(11)
Ending balance	11	17	28
Pension and post-retirement benefit plans
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(46,807)	(46,751)
Other comprehensive income (loss) before reclassifications	(4,441)	(3,642)
Amount reclassified from accumulated other comprehensive income (loss)	3,779	3,586
Net current-period other comprehensive income (loss)	(662)	(56)
Ending balance	(47,469)	(46,807)	(46,751)
Foreign currency translation differences
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(40,652)	(33,407)
Other comprehensive income (loss) before reclassifications	7,421	(7,245)
Amount reclassified from accumulated other comprehensive income (loss)	0	0
Net current-period other comprehensive income (loss)	7,421	(7,245)
Ending balance	$ (33,231)	$ (40,652)	$ (33,407)